PAYROLL AND OTHER ACCRUED LIABILITIES	12 Months Ended
Jul. 31, 2019
Payables and Accruals [Abstract]
PAYROLL AND OTHER ACCRUED LIABILITIES

7. PAYROLL AND OTHER ACCRUED LIABILITIES:

Payroll and other accrued liabilities for the fiscal years ended July 31, 2019 and 2018 consist of the following:

	2019	2018
Payroll	$131,095	$259,149
Interest	16,152	16,666
Professional fees	155,600	140,000
Rents received in advance	783,678	644,728
Utilities	13,400	19,200
Brokers commissions	728,322	134,418
Construction costs	66,829	—
Other	980,398	890,198
Total	2,875,474	2,104,359
Less current portion	2,426,535	2,104,359
Long term portion	$448,939	$—